Supplement to the
Fidelity® Variable Insurance Products:
High Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

VHI-SUSTK-0623-102 1.9892700.102	June 7, 2023
Supplement to the
Fidelity® Variable Insurance Products:
High Income Portfolio
Investor Class
April 29, 2023
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

VIPHI-INV-SUSTK-0623-102 1.9892701.102	June 7, 2023